COST REDUCTION ACTIONS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Severance and related costs
Cost Reduction Actions
Charges (Reversals), net	$ 6.7	$ 5.1	$ 35.9	$ 7.0	$ 6.3	$ 8.7	$ 5.4	$ 6.8	$ 54.7	$ 27.2	$ 49.3
2014 Actions
Cost Reduction Actions
Charges (Reversals), net									66.5
2014 Actions | Severance and related costs
Cost Reduction Actions
Charges (Reversals), net									55.1
Cash payments									(35.6)
Foreign Currency translation									(2.7)
Ending Balance	16.8								16.8
2014 Actions | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net									10.8
Non-cash Impairment									(10.8)
2014 Actions | Lease cancellation costs
Cost Reduction Actions
Charges (Reversals), net									0.6
Cash payments									(0.5)
Ending Balance	0.1								0.1
2012 Program
Cost Reduction Actions
Charges (Reversals), net										40.3	56.4
2012 Program | Severance and related costs
Cost Reduction Actions
Beginning Balance				6.6				20.7	6.6	20.7
Charges (Reversals), net									(0.4)	27.2
Cash payments									(5.2)	(41.0)
Foreign Currency translation									(0.2)	(0.3)
Ending Balance	0.8				6.6				0.8	6.6
2012 Program | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net										9.7
Non-cash Impairment										(9.7)
2012 Program | Lease and other contract cancellation costs
Cost Reduction Actions
Beginning Balance				0.2				0.1	0.2	0.1
Charges (Reversals), net										3.4
Cash payments									(0.2)	(3.3)
Ending Balance					0.2					0.2
2011 Actions
Cost Reduction Actions
Charges (Reversals), net												45.0
2011 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance								0.1		0.1
Cash payments										(0.1)
Total including discontinued operations
Cost Reduction Actions
Beginning Balance				6.8				20.9	6.8	20.9
Charges (Reversals), net									66.1	40.3
Cash payments									(41.5)	(44.4)
Non-cash Impairment									(10.8)	(9.7)
Foreign Currency translation									(2.9)	(0.3)
Ending Balance	$ 17.7				$ 6.8				$ 17.7	$ 6.8